Financial Instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - At fair value [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Derivative Assets [member]
Financial assets
Fair value measured through profit or loss	¥ 590	¥ 61
Fair value measured through other comprehensive income	13,466	13,388
Derivative Assets [member] | Level 2 of fair value hierarchy [member]
Financial assets
Fair value measured through profit or loss	590	61
Fair value measured through other comprehensive income	13,466	13,388
Equity instruments [member]
Financial assets
Fair value measured through other comprehensive income	718,470	926,465
Equity instruments [member] | With quoted market price in an active market [member]
Financial assets
Fair value measured through other comprehensive income	638,768	847,645
Equity instruments [member] | Level 3 of fair value hierarchy [member]
Financial assets
Fair value measured through other comprehensive income	79,702	78,819
Derivative liabilities [member]
Financial liabilities
Fair value measured through profit or loss	258	329
Fair value measured through other comprehensive income	7,260	6,917
Derivative liabilities [member] | Level 2 of fair value hierarchy [member]
Financial liabilities
Fair value measured through profit or loss	258	329
Fair value measured through other comprehensive income	¥ 7,260	¥ 6,917